Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Securities traded on a national securities exchange, securities traded in the over-the-counter market, and listed securities are valued on a daily basis at the last reported closing price. The fair value of mutual funds is stated at the net asset value (NAV) as reported by the funds on the last business day of the plan year.
Participant-directed redemptions have no restrictions. The fair value of these funds has been estimated based on the fair value of the underlying investments as reported by the issuer of the funds.
The following table summarizes the Plan’s investments that are measured at fair value by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

1st Source Corporation common stock	$41,788,563	$—	$—	$41,788,563
Mutual funds	237,967,325	—	—	237,967,325
Money market funds	8,126,683	—	—	8,126,683
Balance at December 31, 2025	$287,882,571	—	—	$287,882,571

1st Source Corporation common stock	$40,859,170	$—	$—	$40,859,170
Mutual funds	211,497,190	—	—	211,497,190
Money market funds	7,941,657	—	—	7,941,657
Balance at December 31, 2024	$260,298,017	—	—	$260,298,017

No transfers between levels occurred during 2025 or 2024.